Hospice Revenue Recognition (Schedule Of Medicare Cap Liability Activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Hospice Revenue Recognition [Abstract]
Beginning Balance January 1,	$ 6,112	$ 8,260
2015 measurement period	(165)	165
2014 measurement period		1,451
2011 measurement period		(325)
Payments	(4,782)	(3,439)
Ending Balance December 31,	$ 1,165	$ 6,112